Restricted Net Assets - Schedule of Restricted Net Assets (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Restricted Net Assets [Abstract]
Additional paid in capital	$ 2,561,211	$ 1,161,211
Statutory reserve	217,264	131,962
Total	$ 2,778,475	$ 1,293,173